Lease obligations (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Operating cash flows from operating leases	$ 173	$ 285
Right-of-use assets obtained in exchange for lease obligations (noncash):	0	$ 0
ZHEJIANG TIANLAN
Finance cash flows from finance leases	440		¥ 0
Right-of-use assets obtained in exchange for lease obligations (noncash):	$ 0		¥ 0